Note 24 Condensed consolidated Income Statement impact (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments	€ 21	€ 22
Personnel expense consolidated income statement impact	61	64
Defined contribution plan expense	41	37
Defined benefit plans expense	20	27
Net provisions pension and other post employment commitments	(49)	90
Total consolidated income statement impact	€ 34	€ 177